TEA LEAF MANAGEMENT INVESTMENT TRUST

June 2, 2015

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Tea Leaf Management Investment Trust

Post Effective Amendment No. 4 to the Registration Statement on Form N-1A

(File No. 333-183374, CIK No. 0001555919)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Tea Leaf Management Investment Trust, on behalf of the TeaLeaf Long/Short Deep Value Fund (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of Tea Leaf Management Investment Trust (the "Trust"), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 28, 2015.

Questions related to this filing should be directed to Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/ David Hanover

Treasurer

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